Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2023	2022

	(Euro, in thousands)
Non-current R&D incentives receivables	€141,252	€119,941
Current R&D incentives receivables	37,436	26,126
Total R&D incentives receivables	€178,688	€146,067

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2023
	Maturity date
	2025	2026	2027	2028	2029-2033	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,495	11,511	5,578	—	—	€28,584

Belgian non-current R&D incentives receivables - discounted value	17,530	19,340	20,202	19,858	35,738	112,668

Total non-current R&D incentives receivables - discounted value	€29,025	€30,851	25,780	19,858	35,738	€141,252